Tortoise North American Pipeline Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 82.7%	Shares	Value
Canada Crude Oil Pipelines - 12.8%
Enbridge, Inc.	1,269,454	$54,243,769
Gibson Energy, Inc.	369,817	5,495,812
Pembina Pipeline Corporation	735,660	28,597,559
South Bow Corporation	247,754	6,597,689
		94,934,829

Canada Natural Gas/Natural Gas Liquids Pipelines - 11.0%
AltaGas Ltd.	676,010	16,564,406
Keyera Corp.	520,194	15,256,147
TC Energy Corporation	1,114,551	49,865,012
		81,685,565

United States Crude Oil Pipelines - 0.7%
Plains GP Holdings LP	235,695	5,091,012

United States Local Distribution Companies - 15.4%
Atmos Energy Corporation	204,708	31,142,228
Chesapeake Utilities Corporation	51,712	6,563,804
New Jersey Resources Corporation	225,118	10,891,209
NiSource Inc.	779,810	31,824,046
Northwest Natural Holding Co.	91,102	3,724,250
ONE Gas, Inc.	128,611	9,665,117
Southwest Gas Corporation	136,807	10,267,365
Spire Inc.	131,096	10,076,039
		114,154,058

United States Natural Gas Gathering/Processing - 4.9%
Antero Midstream Corporation	764,851	12,964,224
Archrock, Inc.	397,655	10,784,404
Hess Midstream LP - Class A	137,346	5,731,448
Kinetik Holdings, Inc.	85,455	4,985,445
Kodiak Gas Services, Inc.	46,802	2,012,486
		36,478,007

United States Natural Gas/Natural Gas Liquids Pipelines - 37.9%
Cheniere Energy, Inc.	237,730	54,335,569
DT Midstream, Inc.	115,963	11,142,885
Excelerate Energy, Inc. - Class A	19,688	604,028
Kinder Morgan, Inc.	1,994,383	54,047,779
National Fuel Gas Company	207,386	15,595,427
New Fortress Energy, Inc.	239,705	2,397,050
ONEOK, Inc.	547,148	54,928,188
Targa Resources Corp.	153,884	31,041,480
The Williams Companies, Inc.	970,367	56,455,952
		280,548,358
TOTAL COMMON STOCKS (Cost $463,756,309)		612,891,829

MASTER LIMITED PARTNERSHIPS - 16.4%	Units	Value
United States Crude Oil Pipelines - 1.9%
Delek Logistics Partners LP	19,654	845,515
Genesis Energy L.P.	132,970	1,707,335
Plains All American Pipeline L.P.	554,331	11,275,092
		13,827,942

United States Natural Gas Gathering/Processing - 1.6%
USA Compression Partners LP	93,584	2,528,640
Western Midstream Partners LP	231,656	9,400,600
		11,929,240

United States Natural Gas/Natural Gas Liquids Pipelines - 8.3%
Cheniere Energy Partners L.P.	45,581	3,086,290
Energy Transfer LP	1,494,574	28,830,332
Enterprise Products Partners L.P.	884,750	29,559,498
		61,476,120

United States Refined Product Pipelines - 4.6%
CrossAmerica Partners LP	21,793	506,034
Global Partners LP	33,269	1,910,639
MPLX LP	449,940	24,256,265
Sunoco LP	128,241	7,541,853
		34,214,791
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $75,225,014)		121,448,093

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (a)	6,080,004	6,080,004
TOTAL SHORT-TERM INVESTMENTS (Cost $6,080,004)		6,080,004

TOTAL INVESTMENTS - 99.9% (Cost $545,061,327)		740,419,926
Other Assets in Excess of Liabilities - 0.1%		872,261
TOTAL NET ASSETS - 100.0%		$741,292,187
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise North American Pipeline Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$612,891,829	$–	$–	$612,891,829
Master Limited Partnerships	121,448,093	–	–	121,448,093
Money Market Funds	6,080,004	–	–	6,080,004
Total Investments	$740,419,926	$–	$–	$740,419,926

Refer to the Schedule of Investments for further disaggregation of investment categories.